REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

Dear Shareholder:

The Correspondent Cash Reserves Money Market Portfolio is an open-end, diversified money market fund that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Portfolio does so by investing in a diversified selection of very high-quality short-term money-market obligations.

ECONOMIC OVERVIEW

It is widely recognized that the Federal Reserve Board achieved its goal of a "soft landing" for the U.S. economy in 1995. After raising interest rates seven times between February 1994 and February 1995 in an effort to slow the economy and control inflation, the economy weakened in the spring of 1995. Speculation that the Federal Reserve would lower interest rates increased the demand for bonds. As a result, bond prices rose, and intermediate- and long-term interest rates fell sharply during 1995.

Between January 1, 1995, and December 31, 1995, yields on 5-year U.S. Treasury notes fell from 7.83% to 5.37%. Yields on the bellwether 30-year U.S. Treasury bond fell from 7.88% to 5.95%. But short-term rates, which are driven by Federal Reserve Board actions, remained flat during this time. After raising the Federal Funds rate from 5.50% to 6.00% on February 1, 1995, the Federal Reserve eased rates just 0.25 of a percentage point on July 6 and another 0.25 of a point on December 19, 1995. By keeping short-term rates relatively high, the Federal Reserve restrained economic growth and kept inflation at a very low rate. Meanwhile, money-market investors continued to enjoy very high inflation-adjusted returns.

INVESTMENT STRATEGY

As of the end of 1995, the Portfolio's average maturity was 74 days, about 10 days longer than the average money market fund. By having a longer maturity, which locks in current interest rates, the Fund should benefit as interest rates come down. We expect the impact of this strategy to continue to be felt in coming months, reflecting both the December 19 rate reduction and anticipated reductions in the future.

OUTLOOK

Due to the currently stalemated budget negotiations in Washington, the Federal Reserve will have difficulty getting economic data needed to assess the state of the economy in a timely manner. Nevertheless, we believe it is likely that the Federal Reserve will lower short-term interest rates in 1996. Short-term rates continue to be very high in relation to intermediate- and long-term rates. In addition, the Christmas selling season was poor and home sales have been sluggish, suggesting a weak economy. As a result, we believe that the Federal Reserve will continue to ease interest rates to prevent the economy from slipping into a recession. To take advantage of the impact of lower interest rates, we will continue to keep the average maturity of the Portfolio longer than average.

Sincerely,

Mitchell Hutchins Asset Management Inc.

DENNIS MCCAULEY
Managing Director

SUSAN P. MESSINA
Portfolio Manager

--------------------------------------------------------------------------------

               CORRESPONDENT CAS RESERVES MONEY MARKET PROTFOLIO
                               DECEMBER 31, 1995

                            PORTFOLIO COMPOSITION*

U.S. Government Obliga-
tions/Agencies                    4%
Auto & Truck                      4%
CDs                               5%
Pollution Control                 4%
Bank Notes                       17%
Other                            11%
Finance                           7%
Banking                          20%
Asset Backed                      7%
Short-Term Corporate
Obligations                       7%
Broker-Dealer                    11%
Drugs & Health Care               3%

* The composition of the Portfolio is subject to change.

                             PORTFOLIO PERFORMANCE

As of December 31, 1995, the 7-day and 30-day yields for the Retail and Institutional Shares were as follows:

                                                            7-DAY   30-DAY
                                                            YIELD   YIELD
                                                            -----   ------
        Retail Shares**...................................  4.96%   4.99%
        Institutional Shares..............................  5.42%   5.44%

   Investments in the Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

** For the current 7-day and 30-day periods ended December 31, 1995, the service contractors voluntarily reimbursed 0.18% of their fees for the Retail Shares. If the service contractors had not reimbursed a portion of their fees, the 7-day and 30-day yields shown would have been 4.78% and 4.80% for the Retail Shares. This voluntary reimbursement may be modified or terminated at any time, which would reduce the performance of the Portfolio's Retail Shares. Yields will vary with market conditions, and past performance is not a guarantee of future results.

   Concord Financial Group is the distributor of the Portfolio.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                          RATINGS                       PRINCIPAL
                                                         S&P/MOODY'S         MATURITY    AMOUNT    AMORTIZED
                                                         (UNAUDITED)  RATE     DATE      (000)        COST
                                                         ----------   ----   --------   -------   ------------
U.S. GOVERNMENT AGENCY NOTES -- 4.0%
  Federal Farm Credit Bank..............................  Aaa/AAA*    5.88%   09/03/96  $ 4,000   $  3,997,268
  Federal Home Loan Bank (FRN)****......................  Aaa/AAA*    4.82(b) 05/07/96    5,000      5,000,000
  Federal Home Loan Mortgage Corp. .....................  Aaa/AAA*    6.21    05/13/96    5,000      4,999,715
  Federal Home Loan Mortgage Corp. .....................  Aaa/AAA*    5.65    08/15/96    4,000      3,986,875
  Federal Home Loan Mortgage Corp. (FRN)****............  Aaa/AAA*    4.85(c) 01/02/96    7,000      7,000,000
  Student Loan Marketing Association (FRN)..............  Aaa/AAA*    6.08    07/01/96    8,000      8,000,000
                                                                                                  ------------
Total U.S. Government Agency Notes
  (amortized cost $32,983,858)..........................                                            32,983,858
                                                                                                  ------------
BANK NOTES -- 17.3%
DOMESTIC -- 16.3%
  Bank of America, Illinois.............................  A-1/P-1     5.80   01/12/96    10,000     10,000,000
  Bank of America, Illinois.............................  A-1/P-1     5.70   03/14/96     5,000      5,000,000
  Bank of Hawaii........................................  A-1/P-1     5.50   01/03/97    10,000     10,000,000
  Bank of New York......................................  A-1/P-1     5.60   05/28/96     5,000      5,000,000
  Bank One, Milwaukee NA................................  A-1+/P-1    6.82   03/07/96    10,000     10,008,467
  Comerica Bank, Detroit................................  A-1/P-1     6.18   05/28/96     5,000      5,003,098
  FCC National Bank.....................................  A-1+/P-1    5.65   11/01/96     5,000      5,001,428
  First National Bank of Chicago........................  A-1+/P-1    5.50   06/05/96     5,000      4,999,982
  Greenwood Trust Co. ..................................  A-1/P-1     5.80   01/30/96     5,000      5,000,000
  Greenwood Trust Co. ..................................  A-1/P-1     5.78   02/16/96    10,000     10,000,000
  Huntington National Bank (FRN)........................  A-1/P-1     5.87   01/02/96    10,000      9,999,129
  LaSalle National Bank.................................  A-1+/P-1    7.56   01/11/96     5,000      5,000,000
  LaSalle National Bank.................................  A-1+/P-1    5.70   01/18/96     5,000      5,000,000
  NationsBank, Georgia..................................  A-1/P-1     5.65   06/05/96     5,000      5,000,000
  NationsBank, Texas....................................  A-1/P-1     5.55   11/08/96     7,000      6,996,752
  Old Kent Bank.........................................  A-1/P-1     5.55   06/05/96     4,000      3,993,677
  Old Kent Bank.........................................  A-1/P-1     5.53   12/04/96     6,000      5,997,867
  PNC Bank, N.A. (FRN)..................................  A-1/P-1     5.58   01/02/96     5,000      4,996,142
  PNC Bank, N.A. .......................................  A-1/P-1     5.93   02/26/96     5,000      5,001,912
  PNC Bank, N.A. .......................................  A-1/P-1     6.04   05/24/96     5,000      5,009,148
  Seattle First, NB.....................................  A-1+/P-1    5.73   10/24/96     7,000      6,996,183
                                                                                                  ------------
                                                                                                   134,003,785
                                                                                                  ------------

                                                                       Continued

                                                          RATINGS                       PRINCIPAL
                                                         S&P/MOODY'S         MATURITY    AMOUNT    AMORTIZED
                                                         (UNAUDITED)  RATE     DATE      (000)        COST
                                                         ----------   ----   --------   -------   ------------
YANKEE -- 1.0%
  Westdeutsche Landesbank Gironzentrale.................  A-1+/P-1    6.63%  03/01/96   $ 8,000   $  7,998,431
                                                                                                  ------------
Total Bank Notes
  (amortized cost $142,002,216).........................                                           142,002,216
                                                                                                  ------------
CERTIFICATES OF DEPOSIT -- 3.7%
YANKEE -- 2.7%
  Dresdner Bank AG......................................  A-1+/P-1    6.65   03/15/96     7,000      7,010,306
  National Westminster Bank PLC.........................  A-1+/P-1    5.78   01/16/96    10,000      9,999,992
  Societe Generale......................................  A-1+/P-1    5.74   02/09/96     5,000      5,000,000
                                                                                                  ------------
                                                                                                    22,010,298
                                                                                                  ------------
DOMESTIC -- 1.0%
  Republic National Bank of New York....................  A-1+/P-1    6.54   02/12/96     5,000      4,999,334
  Old Kent Bank & Trust Co. ............................  A-1/P-1     6.05   06/17/96     3,000      3,001,114
                                                                                                  ------------
                                                                                                     8,000,448
                                                                                                  ------------
Total Certificates of Deposit
  (amortized cost $30,010,746)..........................                                            30,010,746
                                                                                                  ------------
COMMERCIAL PAPER -- 66.9%
  Abbey National North America..........................  A-1+/P-1    5.60   01/08/96     5,000      4,994,556
  Abbey National North America..........................  A-1+/P-1    5.27   06/03/96    18,000     17,594,210
  ABN Amro North America Finance Inc. ..................  A-1+/P-1    5.50   04/25/96     5,500      5,403,368
  Asset Securitization Cooperative Corp. ...............  A-1+/P-1    5.77   01/11/96     8,000      7,987,178
  Asset Securitization Cooperative Corp. ...............  A-1+/P-1    5.75   01/24/96    14,700     14,645,998
  Asset Securitization Cooperative Corp. ...............  A-1+/P-1    5.73   01/24/96     6,000      5,978,035
  AT&T Co. .............................................  A-1+/P-1    5.49   04/10/96     5,000      4,923,819
  AT&T Co. .............................................  A-1+/P-1    5.47   05/03/96     7,000      6,869,176
  AT&T Co. .............................................  A-1+/P-1    5.47   05/10/96     5,000      4,901,236
  Bankers Trust New York Corp. .........................  A-1/P-1     5.69   02/29/96    10,000      9,906,747
  BCI Funding Corp. ....................................  A-1/P-1     5.68   02/27/96     5,000      4,955,033
  BT Securities Corp. ..................................  A-1/P-1     5.67   01/10/96     7,000      6,990,078
  BTR Dunlop Finance Inc. ..............................  A-1+/P-1    5.67   02/06/96    10,000      9,943,300
  BTR Dunlop Finance Inc. ..............................  A-1+/P-1    5.49   05/15/96     5,000      4,897,063
  Bear Stearns Companies Inc. ..........................  A-1/P-1     5.52   05/10/96     7,000      6,860,467

                                                                       Continued

                                                          RATINGS                       PRINCIPAL
                                                         S&P/MOODY'S         MATURITY    AMOUNT    AMORTIZED
                                                         (UNAUDITED)  RATE     DATE      (000)        COST
                                                         ----------   ----   --------   -------   ------------
  Bellsouth Telecommunications Inc. ....................  A-1+/P-1    5.70%  01/11/96   $ 7,000   $  6,988,917
  Bellsouth Telecommunications Inc. ....................  A-1+/P-1    5.87   01/12/96     5,000      4,991,032
  Bex America Finance Inc. .............................  A-1+/P-1    5.66   02/12/96    10,000      9,933,967
  Bex America Finance Inc. .............................  A-1+/P-1    5.66   02/14/96    10,000      9,930,822
  Cariplo Finance Inc. .................................  A-1/P-1     5.78   01/03/96    15,000     14,995,187
  Cariplo Finance Inc. .................................  A-1/P-1     5.80   01/10/96    10,000      9,985,500
  Colonial Pipeline Co. ................................  A-1+/P-1    5.71   01/29/96     4,500      4,480,015
  Compagnie Bancaire USA Finance Corp. .................  A-1/P-1     5.69   02/16/96     6,700      6,651,287
  CPC International Inc. ...............................  A-1/P-1     5.48   05/13/96    10,000      9,797,544
  Credito Italiano (DE) Inc. ...........................  A-1/P-1     5.74   01/10/96    15,000     14,978,475
  Cregem North America Inc. ............................  A-1+/P-1    5.70   01/22/96    10,000      9,966,750
  Daimler-Benz NA Corp. ................................  A-1/P-1     5.69   01/26/96     8,630      8,595,900
  Dean Witter Discover & Co. ...........................  A-1/P-1     5.70   02/12/96     5,000      4,966,750
  DuPont (E.I.) deNemours & Co. ........................  A-1+/P-1    5.51   08/06/96     4,000      3,866,536
  Eiger Capital Corp. ..................................  A-1+/P-1    5.76   01/17/96    10,000      9,974,400
  Eiger Capital Corp. ..................................  A-1+/P-1    5.75   01/23/96    10,000      9,964,861
  Lilly (Eli) & Co. ....................................  A-1+/P-1    5.68   02/26/96     5,000      4,955,822
  Falcon Asset Securitization Corp. ....................  A-1/P-1     5.67   01/25/96     5,000      4,981,100
  General Motors Acceptance Corp. ...................... D-1/P-1***   6.13   01/02/96    20,000     19,996,597
  Indosuez NA Inc. ..................................... A-1/P-1**    5.80   01/05/96     8,000      7,994,844
  Indosuez NA Inc. ..................................... A-1/P-1**    5.62   01/10/96    10,000      9,985,950
  McGraw-Hill Companies Inc. ...........................  A-1/P-1     5.42   05/06/96    10,000      9,810,300
  MPS U.S. Commercial Paper Corp. ......................  A-1/P-1     5.74   01/16/96    10,000      9,976,083
  MPS U.S. Commercial Paper Corp. ......................  A-1/P-1     5.62   03/07/96    10,000      9,896,967
  MPS U.S. Commercial Paper Corp. ......................  A-1/P-1     5.62   03/13/96     5,000      4,943,800
  Merrill Lynch & Co. Inc. .............................  A-1+/P-1    5.72   01/26/96     5,000      4,980,139
  Merrill Lynch & Co. Inc. .............................  A-1+/P-1    5.65   01/31/96     4,000      3,981,167
  Merrill Lynch & Co. Inc. .............................  A-1+/P-1    5.76   01/31/96     6,000      5,971,200
  Morgan Stanley Group Inc. ............................  A-1+/P-1    5.72   01/12/96    10,000      9,982,522
  Morgan Stanley Group Inc. ............................  A-1+/P-1    5.73   01/24/96     3,000      2,989,018
  Morgan Stanley Group Inc. ............................  A-1+/P-1    5.75   01/29/96    10,000      9,955,278
  National Australia Funding (DE) Inc. .................  A-1+/P-1    5.41   05/03/96     8,600      8,441,036
  National Rural Utilities Cooperative Finance Corp. ...  A-1+/P-1    5.65   02/20/96     5,000      4,960,764
  New Center Asset Trust................................  A-1+/P-1    5.75   01/19/96     5,000      4,985,625
  Pfizer, Inc. .........................................  A-1+/P-1    5.72   01/12/96    14,000     13,975,531

                                                                       Continued

                                                          RATINGS                       PRINCIPAL
                                                         S&P/MOODY'S         MATURITY    AMOUNT    AMORTIZED
                                                         (UNAUDITED)  RATE     DATE      (000)        COST
                                                         ----------   ----   --------   -------   ------------
  Prudential Funding Corp. .............................  A-1+/P-1    5.78%  01/09/96   $12,000   $ 11,984,587
  Prudential Funding Corp. .............................  A-1+/P-1    5.42   05/23/96     5,000      4,892,353
  Raytheon Co. .........................................  A-1/P-1     5.90   01/04/96    16,500     16,491,887
  SBNSW (DE) Inc. ......................................  A-1+/P-1    5.35   06/10/96     5,000      4,880,368
  Societe Generale......................................  A-1+/P-1    5.64   02/20/96    10,000      9,921,667
  Southern Company......................................  A-1/P-1     5.72   01/26/96     5,000      4,980,139
  Southern Company......................................  A-1/P-1     5.67   02/22/96     5,000      4,959,050
  Svenska Handelsbanken Inc. ...........................  A-1/P-1     5.68   02/20/96     7,000      6,944,778
  Svenska Handelsbanken Inc. ...........................  A-1/P-1     5.70   02/21/96     5,000      4,959,625
  Svenska Handelsbanken Inc. ...........................  A-1/P-1     5.65   03/29/96    10,000      9,861,889
  Svenska Handelsbanken Inc. ...........................  A-1/P-1     5.65   03/29/96     5,000      4,930,944
  Svenska Handelsbanken Inc. ...........................  A-1/P-1     5.42   04/10/96     5,000      4,925,475
  Vermont American Corp. ...............................  A-1+/P-1    5.72   01/25/96    18,900     18,827,928
  WMX Technologies Inc. ................................  A-1/P-1     5.45   03/26/96     5,000      4,935,660
  WMX Technologies Inc. ................................  A-1/P-1     5.57   05/23/96     5,600      5,476,098
  WMX Technologies Inc. ................................  A-1/P-1     5.43   05/23/96     5,000      4,892,154
  WMX Technologies Inc. ................................  A-1/P-1     5.52   06/11/96     6,800      6,631,088
  WMX Technologies Inc. ................................  A-1/P-1     5.37   08/12/96     7,600      7,346,059
                                                                                                  ------------
Total Commercial Paper
  (amortized cost $547,523,699).........................                                           547,523,699
                                                                                                  ------------
SHORT-TERM CORPORATE OBLIGATIONS -- 7.1%
  Bear Stearns Companies Inc. ..........................  A-1/P-1     5.78   07/17/96     5,000      5,000,000
  Beta Finance Inc. (FRN)****...........................  A-1+/P-1    5.25   01/02/96     5,000      5,000,000
  CIT Group Holdings Inc. ..............................  A-1/P-1     7.13   11/15/96     3,800      3,850,566
  Goldman Sachs Group L.P. (FRN)****....................  A-1+/P-1    5.53   01/02/96     5,000      4,998,802
  J.P. Morgan & Co. Inc. ...............................  A-1+/P-1    6.20   05/13/96     5,000      4,999,909
  Merrill Lynch & Co. Inc. (FRN)........................  A-1+/P-1    5.68   01/02/96     8,000      8,000,000
  Merrill Lynch & Co. Inc. .............................  A-1+/P-1    6.49   04/29/96    10,000     10,000,000

                                                                       Continued

                                                          RATINGS                       PRINCIPAL
                                                         S&P/MOODY'S         MATURITY    AMOUNT    AMORTIZED
                                                         (UNAUDITED)  RATE     DATE      (000)        COST
                                                         ----------   ----   --------   -------   ------------
  Morgan Stanley (FRN)..................................  A-1+/P-1    5.74%  01/02/96   $ 6,000   $  6,003,789
  PHH Corp. (FRN).......................................  A-1/P-1     5.48   01/02/96     5,000      4,998,292
  Pfizer Inc. ..........................................  A-1+/P-1    7.13   10/01/96     5,000      5,050,958
                                                                                                  ------------
Total Short-Term Corporate Obligations
  (amortized cost $57,902,316)..........................                                            57,902,316
                                                                                                  ------------
Total Investments in Securities
  (amortized cost $810,422,835).........................                                           810,422,835
                                                                                                  ------------
REPURCHASE AGREEMENT -- 1.3%
  Daiwa Securities, dated 12/29/95, with a maturity
    value of $10,534,668, (Collateralized by $9,990,000
    U.S. Treasury Notes, 7.13%, due 9/30/99, value
    $10,772,512) (amortized cost $10,528,000)...........              5.70   01/02/96    10,528     10,528,000
                                                                                                  ------------
TOTAL INVESTMENTS
  (AMORTIZED COST $820,950,835)(a) -- 100.3%............                                           820,950,835
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%).........                                            (2,453,995)
                                                                                                  ------------
NET ASSETS -- 100.0%....................................                                          $818,496,840
                                                                                                   ===========

----------
Percentages indicated are based on net assets of $818,496,840.
   * Implied long-term rating.
  ** IBCA rating.
 *** Duff & Phelps rating.
**** Illiquid security.
 FRN Floating Rate Note. Maturity date reflects the earlier of the reset date or maturity date. Rate resets either daily, weekly, monthly or quarterly. The rate reflected is the effective rate as of December 31, 1995.
 (a) Cost for federal income tax and financial reporting purposes are the same.
 (b) Resets weekly at 0.50 times the Prime Rate plus 0.57%.
 (c) Resets weekly at 0.50 times the Prime Rate plus 0.60%.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost (amortized cost $810,422,835).................   $810,422,835
  Repurchase agreements (amortized cost $10,528,000).........................................     10,528,000
  Cash.......................................................................................            370
  Interest receivable........................................................................      4,382,680
  Deferred organization costs................................................................          8,711
  Prepaid expenses...........................................................................         36,232
                                                                                                ------------
Total assets.................................................................................    825,378,828
                                                                                                ------------
LIABILITIES
  Payable to brokers for securities purchased................................................      4,925,475
  Dividends payable..........................................................................      1,244,364
  Accrued expenses and other payables:
    Advisory fees............................................................................         70,417
    Administration fees......................................................................         70,446
    Distribution fees........................................................................        352,000
    Other....................................................................................        219,286
                                                                                                ------------
Total liabilities............................................................................      6,881,988
                                                                                                ------------
NET ASSETS...................................................................................   $818,496,840
                                                                                                 ===========
Shares Outstanding ($0.001 par value, 2 billion shares authorized):
  Retail Shares..............................................................................    780,070,208
  Institutional Shares.......................................................................     39,539,013
                                                                                                ------------
Total Shares Outstanding.....................................................................    819,609,221
                                                                                                 ===========
Net Asset Value, Offering Price and Redemption Price per Share...............................          $1.00
                                                                                                        ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.............................................................   $    819,609
  Additional paid-in-capital.................................................................    818,789,611
  Accumulated net realized losses............................................................     (1,112,380)
                                                                                                ------------
Net Assets, December 31, 1995................................................................   $818,496,840
                                                                                                 ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...........................................................................                 $38,466,657
Expenses
  Advisory fees....................................................................   $  644,228
  Administration fees..............................................................      644,228
  Special management services fees (Retail Shares).................................      612,373
  Distribution fees (Retail Shares)................................................    3,674,240
  Custodian fees and expenses......................................................      110,247
  Registration fees................................................................       75,886
  Legal fees.......................................................................       81,638
  Insurance expense................................................................       26,243
  Reports to shareholders..........................................................        5,567
  Transfer agent fees and expenses.................................................      465,388
  Amortization of organization expenses............................................       21,484
  Audit fees.......................................................................       15,956
  Directors' fees..................................................................        7,278
  Other expenses...................................................................        4,925
                                                                                      ----------
    Total expenses before expense reimbursements...................................    6,389,681
    Less: Expense reimbursements...................................................   (1,102,272)
                                                                                      ----------
Total Expenses.....................................................................                   5,287,409
                                                                                                    -----------
Net Investment Income..............................................................                  33,179,248
REALIZED GAINS FROM SECURITIES TRANSACTIONS
  Net realized gains from securities transactions..................................                     130,404
                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                 $33,309,652
                                                                                                     ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED        YEAR ENDED
                                                                                 DECEMBER 31,      DECEMBER 31,
                                                                                     1995              1994
                                                                                --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income......................................................   $   33,179,248    $   15,139,656
  Net realized gains/(losses) from securities transactions...................          130,404        (1,216,771)
                                                                                --------------    --------------
    Net increase in net assets resulting from operations.....................       33,309,652        13,922,885
                                                                                --------------    --------------
Dividends to shareholders from net investment income
  Retail Shares..............................................................      (31,381,356)      (13,124,754)
  Institutional Shares.......................................................       (1,797,892)       (2,014,902)
                                                                                --------------    --------------
Total dividends to shareholders from net investment income...................      (33,179,248)      (15,139,656)
                                                                                --------------    --------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed........................................    3,863,586,535     2,585,316,888
  Net asset value of shares issued to shareholders in reinvestment of
    dividends................................................................       29,259,566        12,806,513
  Cost of shares redeemed....................................................   (3,563,662,794)   (2,506,163,633)
                                                                                --------------    --------------
    Net increase in net assets from Portfolio share transactions.............      329,183,307        91,959,768
                                                                                --------------    --------------
Total Increase...............................................................      329,313,711        90,742,997

NET ASSETS
  Beginning of period........................................................      489,183,129       398,440,132
                                                                                --------------    --------------
  End of period..............................................................   $  818,496,840    $  489,183,129
                                                                                ==============    ==============
SHARE TRANSACTIONS:
  Issued.....................................................................    3,863,586,535     2,585,316,888
  Reinvested.................................................................       29,259,566        12,806,513
  Redeemed...................................................................   (3,563,662,794)   (2,506,163,633)
                                                                                --------------    --------------
  Change in shares...........................................................      329,183,307        91,959,768
                                                                                ==============    ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate only to Correspondent Cash Reserves Money Market Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

     The Portfolio issues two classes of shares (Retail Shares and Institutional Shares). Retail Shares and Institutional Shares are substantially the same, except that Retail Shares bear the fees that are payable under a Distribution Plan adopted by the Board of Directors (the "Distribution Plan"). Additionally, the Retail Shares bear the fees that are payable to Mitchell Hutchins Asset Management, Inc. ("Mitchell Hutchins") and Concord Holding Corporation ("Concord") under the Special Management Services Agreement (the "Services Agreement"). In addition to the fees paid pursuant to the Distribution Plan and the Services Agreement, each class also bears the expenses associated with the printing of their shareholder reports, transfer agent fees and registration fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

A) Security Valuation

     Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Portfolio may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. The investment income of the Portfolio is allocated to the separate classes of shares based upon their relative net asset value.

C) Repurchase Agreements

     The Portfolio's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D) Expenses

     Organization costs totaling $8,711 have been deferred and are being amortized by the Portfolio on a straight-line basis over five years. Direct expenses of the Portfolio are borne solely by the Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios. Portfolio expenses (other than transfer agent fees and expenses, reports to shareholders expenses, registration and filing fees, expenses incurred under the Distribution Plan and expenses incurred under the Services Agreement) are allocated to their separate classes of shares based upon their relative net asset value.

E) Federal Income Taxes

     It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1995, the Portfolio had a capital loss carryover of approximately $1,112,380 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences are primarily due to deferrals of certain losses and expiring capital loss carryovers.

G) Use of Estimates

     Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins, a wholly-owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolio's investment adviser. Concord serves as the Portfolio's administrator and Concord Financial Group, Inc. ("Distributor") serves as the distributor of the Portfolio's shares. Concord and the Distributor are each a wholly-owned subsidiary of The BISYS Group, Inc.

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Portfolio.

     As administrator, Concord assists in supervising the operations of the Portfolio. For its services, Concord is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Portfolio. The Distributor does not receive a fee under the Distribution Agreement.

     Under the terms of the Special Management Services Agreement, the Portfolio has agreed to pay Mitchell Hutchins and Concord each a monthly fee at the annual rate of .05% of the net asset value of the Portfolio's outstanding Retail Shares for certain services, other than those provided pursuant to the Portfolio's Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Webber. For the year ended December 31, 1995, Mitchell Hutchins and Concord each reimbursed the Fund $306,186 for the Special Management Services Agreement.

     The Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolio is authorized to pay Correspondent Services Corporation (CSC), an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the net asset value of the Portfolio's outstanding Retail Shares held in accounts serviced by such firms. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolio shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request. For the year ended December 31, 1995, the Portfolio incurred expenses of $3,674,240 pursuant to the Distribution Plan, and reimbursed $489,900 to the Fund.

     Certain Directors and officers of the Fund are "affiliated persons" (as defined in the Act) of Concord. Each "non-affiliated" Director receives an annual fee of $5,000 and a meeting fee of $1,250 per meeting for services relating to all of the portfolios constituting the Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the Portfolio of Investments by security type.

     The Portfolio had the following concentration by industry sector at December 31, 1995 (as a percentage of total investments):

Banking...........................     39.9%
Finance...........................     13.7%
Brokerage Services................      7.2%
Asset Backed Commercial Paper.....      7.1%
U.S. Government
  Obligations/Agencies............      3.9%
Pollution Control & Waste
  Management......................      3.6%
Automobiles.......................      3.5%
Utilities.........................      3.2%
Conglomerates.....................      2.2%
Insurance.........................      2.1%
Aerospace & Defense...............      2.0%
Pharmaceuticals...................      1.7%
Publishing........................      1.2%
Health Care Products & Services...      0.6%
Industrial Goods & Equipment......      0.6%
Telecommunications................      0.6%
Chemicals.........................      0.5%
Other.............................      6.4%
                                     -------
                                      100.0%
                                      ======

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Portfolio (at $1.00 per share) are summarized below:

                                                     YEAR ENDED
                                          ---------------------------------
                                           DECEMBER 31,       DECEMBER 31,
                                               1995               1994
                                          --------------     --------------
RETAIL SHARES:
 Shares sold..........................     3,571,545,151      2,127,430,289
 Shares issued in reinvestment of
   dividends and distributions........        29,259,565         12,718,381
 Shares redeemed......................    (3,279,990,042)    (2,012,125,058)
                                          --------------     --------------
 Net increase in Retail Shares........       320,814,674        128,023,612
                                          --------------     --------------
INSTITUTIONAL SHARES:
 Shares sold..........................       292,041,384        457,886,599
 Shares issued in reinvestment of
   dividends and distributions........                 1             88,132
 Shares redeemed......................      (283,672,752)      (494,038,575)
                                          --------------     --------------
 Net increase (decrease) in
   Institutional Shares...............         8,368,633        (36,063,844)
                                          --------------     --------------
 Net increase in Portfolio Shares.....       329,183,307         91,959,768
                                          ==============     ==============

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,               PERIOD ENDED
                                                      --------------------------------------------    DECEMBER 31,
                                                        1995        1994        1993        1992         1991*
                                                      --------    --------    --------    --------    ------------
RETAIL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD...............   $ 0.9975    $ 0.9999    $ 1.0000    $ 1.0000      $ 1.0000
                                                      --------    --------    --------    --------      --------
Income from investment operations
  Net investment income............................     0.0512      0.0340      0.0245      0.0306        0.0310
  Net realized gains/(losses) on securities........     0.0011     (0.0024)    (0.0001)         --            --
                                                      --------    --------    --------    --------      --------
  Net gains from investment operations.............     0.0523      0.0316      0.0244      0.0306        0.0310
                                                      --------    --------    --------    --------      --------
Dividends from net investment income...............    (0.0512)    (0.0340)    (0.0245)    (0.0306)      (0.0310)
                                                      --------    --------    --------    --------      --------
Net change in net asset value......................     0.0011     (0.0024)    (0.0001)         --            --
                                                      --------    --------    --------    --------      --------
NET ASSET VALUE, END OF PERIOD.....................   $ 0.9986    $ 0.9975    $ 0.9999    $ 1.0000      $ 1.0000
                                                      ========    ========    ========    ========      ========
Total return.......................................       5.24%       3.45%       2.48%       3.11%         5.07%(b)
Ratios/supplemental data:
  Net assets, end of period (000's)................   $779,011    $458,092    $331,210    $267,895      $192,992
  Ratio of expenses to average net assets..........       0.85%       0.94%       1.02%       1.12%         0.83%(a)
  Ratio of net interest income to average net
    assets.........................................       5.14%       3.47%       2.44%       3.01%         4.99%(a)
  Ratio of expenses to average net assets**........       1.03%       1.12%       1.20%       1.35%         1.16%(a)
  Ratio of net interest income to average net
    assets**.......................................       4.96%       3.29%       2.26%       2.78%         4.66%(a)

---------------
 * For the period May 20, 1991 (commencement of operations) through December 31, 1991.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized, as it may not be representative of the total return for the year.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEARS ENDED DECEMBER 31,              PERIOD ENDED
                                                       --------------------------------------------    DECEMBER 31,
                                                         1995        1994        1993        1992         1991*
                                                       --------    --------    --------    --------    ------------
INSTITUTIONAL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD................   $ 0.9975    $ 0.9999    $ 1.0000    $ 1.0000      $ 1.0000
                                                       --------    --------    --------    --------      --------
Income from investment operations
  Net investment income.............................     0.0563      0.0402      0.0320      0.0391        0.0220
  Net realized gains/(losses) on securities.........     0.0011     (0.0024)    (0.0001)         --            --
                                                       --------    --------    --------    --------      --------
  Net gains from investment operations..............     0.0574      0.0378      0.0319      0.0391        0.0220
                                                       --------    --------    --------    --------      --------
Distributions
  Dividends from net investment income..............    (0.0563)    (0.0402)    (0.0320)    (0.0391)      (0.0220)
                                                       --------    --------    --------    --------      --------
Net change in net asset value.......................     0.0011     (0.0024)    (0.0001)         --            --
                                                       --------    --------    --------    --------      --------
NET ASSET VALUE, END OF PERIOD......................   $ 0.9986    $ 0.9975    $ 0.9999    $ 1.0000      $ 1.0000
                                                       --------    --------    --------    --------      --------
Total return........................................       5.78%       4.09%       3.25%       3.98%         4.30%(b)
Ratios/supplemental data:
  Net assets, end of period (000's).................   $ 39,485    $ 31,091    $ 67,230    $ 64,306      $      0
  Ratio of expenses to average net assets...........       0.34%       0.31%       0.25%       0.27%         0.40%(a)
  Ratio of net interest income to average net
    assets..........................................       5.66%       3.87%       3.20%       3.73%         5.27%(a)
  Ratio of expenses to average net assets**.........       0.34%       0.31%       0.25%       0.32%         0.50%(a)
  Ratio of net interest income to average net
    assets**........................................       5.66%       3.87%       3.20%       3.68%         5.17%(a)

---------------
  * For the period August 2, 1991 (commencement of operations) through December 31, 1991.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized, as it may not be representative of the total return for the year.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Infinity Mutual Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities of the Correspondent Cash Reserves Money Market Portfolio (one of the portfolios constituting The Infinity Mutual Funds, Inc.), including the portfolio of investments as of December 31, 1995, the related statement of operations for the year then ended, the related statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from May 20, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of the Correspondent Cash Reserves Money Market Portfolio as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from May 20, 1991 (commencement of operations) to December 31, 1991, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

New York, New York

February 9, 1996

Federal Income Tax Status of Dividends (Unaudited)
--------------------------------------------------------------------------------

The Infinity Mutual Funds, Inc. -- Correspondent Cash Reserves Money Market Portfolio has determined that 100% of the dividends paid during the year ended December 31, 1995 were paid from net investment income and are subject to federal income tax. Of these dividends, 2.99% was derived from U.S. Government Obligations.

                               CORRESPONDENT CASH
                 ---------------------------------------------
                                    RESERVES

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019

---------------------------------------------------

ADMINISTRATOR
CONCORD HOLDING CORPORATION
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

DISTRIBUTOR
CONCORD FINANCIAL GROUP, INC.
3435 Stelzer Road
Columbus, OH 43219

---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

---------------------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES
3435 Stelzer Road
Columbus, OH 43229

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.


                               CORRESPONDENT CASH
                 ---------------------------------------------
                                    RESERVES


                                     [LOGO]


                                 ANNUAL REPORT
                               ------------------

                               DECEMBER 31, 1995

               [LOGO]

COICCRD95A